Pension Plans (Tables)	12 Months Ended
Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Schedule of defined benefit pension plans

	UK Pension Benefits		US Pension Benefits
	2014	2013	2014	2013
	(millions)
Change in benefit obligation:
Benefit obligation, beginning of year	$2,785	$2,582	$864	$958
Service cost	41	37	—	—
Interest cost	121	109	40	38
Employee contributions	2	2	—	—
Actuarial loss (gain)	390	79	183	(81)
Curtailment gain	(2)	—	—	—
Benefits paid	(85)	(78)	(36)	(51)
Foreign currency changes	(168)	54	—	—
Benefit obligations, end of year	3,084	2,785	1,051	864
Change in plan assets:
Fair value of plan assets, beginning of year	3,061	2,716	757	708
Actual return on plan assets	520	255	65	60
Employee contributions	2	2	—	—
Employer contributions	91	100	20	40
Benefits paid	(85)	(78)	(36)	(51)
Foreign currency changes	(191)	66	—	—
Fair value of plan assets, end of year	3,398	3,061	806	757
Funded status at end of year	$314	$276	$(245)	$(107)
Components on the Consolidated Balance Sheets:
Pension benefits asset	$314	$276	$—	$—
Liability for pension benefits	—	—	(245)	(107)

Amounts recognized in accumulated other comprehensive loss

	UK Pension Benefits		US Pension Benefits
	2014	2013	2014	2013
		(millions)
Net actuarial loss	$809	$815	$399	$233
Prior service gain	(20)	(24)	—	—

Components of the net periodic benefit cost and other amounts

	Years ended December 31,
	UK Pension Benefits			US Pension Benefits
	2014	2013	2012	2014	2013	2012
			(millions)
Components of net periodic benefit (income) cost:
Service cost	$41	$37	$35	$—	$—	$—
Interest cost	121	109	108	40	38	41
Expected return on plan assets	(213)	(191)	(181)	(54)	(51)	(46)
Amortization of unrecognized prior service gain and curtailment gain	(4)	(5)	(6)	—	—	—
Amortization of unrecognized actuarial loss	42	45	39	6	9	8
Net periodic benefit (income) cost	$(13)	$(5)	$(5)	$(8)	$(4)	$3
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss):
Net actuarial loss (gain)	$83	$15	$141	$172	$(90)	$37
Amortization of unrecognized actuarial loss	(42)	(45)	(39)	(6)	(9)	(8)
Amortization of unrecognized prior service gain and curtailment gain	4	5	6	—	—	—
Curtailment gain	(2)	—	—	—	—	—
Total recognized in other comprehensive income (loss)	$43	$(25)	$108	$166	$(99)	$29
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$30	$(30)	$103	$158	$(103)	$32

Estimated net loss and prior service cost to be amortized from accumulated other comprehensive loss into net periodic benefit cost

	UK Pension Benefits	US Pension Benefits
	(millions)
Estimated net loss	$39	$11
Prior service gain	(3)	—

Schedule of other information concerning defined benefit pension plans

	Years ended December 31,
	UK Pension Benefits		US Pension Benefits
	2014	2013	2014	2013
Weighted-average assumptions to determine benefit obligations:
Discount rate	3.6%	4.4%	3.9%	4.8%
Rate of compensation increase	2.9%	3.2%	N/A	N/A
Weighted-average assumptions to determine net periodic benefit cost:
Discount rate	4.4%	4.4%	4.8%	4.1%
Expected return on plan assets	7.0%	7.3%	7.3%	7.3%
Rate of compensation increase	3.2%	2.3%	N/A	N/A

Pension plan asset allocations based on fair values

	Years ended December 31,
	UK Pension Benefits		US Pension Benefits
Asset Category	2014	2013	2014	2013
Equity securities	34%	36%	48%	52%
Debt securities	45%	38%	49%	46%
Hedge funds	14%	17%	—%	—%
Real estate	3%	3%	—%	—%
Cash	4%	6%	—%	—%
Other	—%	—%	3%	2%
Total	100%	100%	100%	100%

Changes in the UK pension plan's Level 3 assets

UK Pension
Plan
Level 3
(millions)
Balance at January 1, 2013	$507
Purchases, sales, issuances and settlements, net	121
Unrealized and realized gains relating to instruments still held at end of year	29
Foreign exchange	12
Balance at December 31, 2013	$669
Purchases, sales, issuances and settlements, net	40
Unrealized and realized gains relating to instruments still held at end of year	24
Foreign exchange	(23)
Balance at December 31, 2014	$710

Expected future benefit payments

Expected future benefit payments	UK Pension Benefits	US Pension Benefits
	(millions)
2015	83	41
2016	84	43
2017	87	46
2018	89	49
2019	92	51
2019-2023	505	284

UK Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis

	UK Pension Plan
December 31, 2014	Level 1	Level 2	Level 3	Total
		(millions)
Equity securities:
US equities	$565	$185	$—	$750
UK equities	234	15	—	249
Other equities	26	124	—	150
Fixed income securities:
US Government bonds	81	2	—	83
UK Government bonds	783	6	—	789
Other Government bonds	3	3	99	105
UK corporate bonds	—	103	—	103
Other corporate bonds	113	33	—	146
Derivatives	—	293	—	293
Real estate	—	—	124	124
Cash and cash equivalents	124	13	—	137
Other investments:
Hedge funds	—	—	487	487
Other	—	(18)	—	(18)
Total	$1,929	$759	$710	$3,398

	UK Pension Plan
December 31, 2013	Level 1	Level 2	Level 3	Total
		(millions)
Equity securities:
US equities	$659	$81	$—	$740
UK equities	239	17	—	256
Other equities	40	63	—	103
Fixed income securities:
US Government bonds	31	—	—	31
UK Government bonds	656	—	—	656
Other Government bonds	7	—	100	107
UK corporate bonds	75	—	—	75
Other corporate bonds	151	—	—	151
Derivatives	—	154	—	154
Real estate	—	—	92	92
Cash and cash equivalents	163	—	—	163
Other investments:
Hedge funds	—	28	477	505
Other	—	28	—	28
Total	$2,021	$371	$669	$3,061

US Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis

	US Pension Plan
December 31, 2014	Level 1	Level 2	Level 3	Total
		(millions)
Equity securities:
US equities	$115	$117	$—	$232
Non US equities	110	44	—	154
Fixed income securities:
US Government bonds	—	72	—	72
US corporate bonds	—	171	—	171
International fixed income securities	59	42	—	101
Municipal & Non US government bonds	—	32	—	32
Other investments:
Mortgage backed securities	—	16	—	16
Other	20	8	—	28
Total	$304	$502	$—	$806

	US Pension Plan
December 31, 2013	Level 1	Level 2	Level 3	Total
		(millions)
Equity securities:
US equities	$120	$125	$—	$245
Non US equities	116	33	—	149
Fixed income securities:
US Government bonds	—	55	—	55
US corporate bonds	—	151	—	151
International fixed income securities	58	42	—	100
Municipal & Non US government bonds	—	30	—	30
Other investments:
Mortgage backed securities	—	12	—	12
Other	9	6	—	15
Total	$303	$454	$—	$757

International Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of defined benefit pension plans

	Other defined benefit plans
	2014	2013
	(millions)
Change in benefit obligation:
Benefit obligation, beginning of year	$195	$180
Service cost	3	3
Interest cost	7	7
Actuarial loss (gain)	38	(5)
Benefits paid	(9)	(6)
Reclassification from other non-current liabilities (i)	—	10
Foreign currency changes	(24)	6
Benefit obligations, end of year	210	195
Change in plan assets:
Fair value of plan assets, beginning of year	168	150
Actual return on plan assets	25	9
Employer contributions	11	10
Benefits paid	(9)	(6)
Foreign currency changes	(24)	5
Fair value of plan assets, end of year	171	168
Funded status at end of year	$(39)	$(27)
Components on the Consolidated Balance Sheets:
Pension benefits asset	$—	$2
Liability for pension benefits	$(39)	$(29)

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(i)	Represents the transfer in of the benefit obligation for UK unfunded plan from non-current other liabilities.

Amounts recognized in accumulated other comprehensive loss

	Other defined benefit plans
	2014	2013	2012
	(millions)
Components of net periodic benefit cost:
Service cost	$3	$3	$3
Interest cost	7	7	7
Expected return on plan assets	(6)	(6)	(6)
Amortization of unrecognized actuarial loss	—	1	—
Net periodic benefit cost	$4	$5	$4
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss):
Amortization of unrecognized actuarial loss	$—	$(1)	$—
Net actuarial loss (gain)	19	(8)	25
Total recognized in other comprehensive loss (income)	19	(9)	25
Total recognized in net periodic benefit cost and other comprehensive loss (income)	$23	$(4)	$29

Schedule of other information concerning defined benefit pension plans

Other defined benefit plans
	2014	2013
Weighted-average assumptions to determine benefit obligations:
Discount rate	2.00% - 3.60%	3.30% - 4.40%
Rate of compensation increase	2.00% - 3.50%	2.00% - 2.50%
Weighted-average assumptions to determine net periodic benefit cost:
Discount rate	3.30% - 4.40%	2.50% - 4.40%
Expected return on plan assets	2.00% - 4.66%	2.00% - 4.66%
Rate of compensation increase	2.00% - 2.50%	2.00% - 2.50%

Pension plan asset allocations based on fair values

	Other defined benefit plans
Asset Category	2014	2013
Equity securities	24%	35%
Debt securities	40%	39%
Real estate	3%	3%
Derivatives	13%	14%
Other	20%	9%
Total	100%	100%

	Other defined benefit plans
December 31, 2014	Level 1	Level 2	Level 3	Total
		(millions)
Equity securities:
US equities	$18	$—	$—	$18
UK equities	4	—	—	4
Overseas equities	18	—	—	18
Fixed income securities:
Other Government bonds	65	—	—	65
Corporate bonds	4	—	—	4
Derivative instruments	—	23	—	23
Real estate	—	—	6	6
Cash	11	—	—	11
Other investments:
Other investments	14	—	8	22
Total	$134	$23	$14	$171

	Other defined benefit plans
December 31, 2013	Level 1	Level 2	Level 3	Total
		(millions)
Equity securities:
US equities	$29	$—	$—	$29
UK equities	5	—	—	5
Overseas equities	26	—	—	26
Fixed income securities:
Other Government bonds	61	—	—	61
Corporate bonds	4	—	—	4
Derivative instruments	—	23	—	23
Real estate	—	—	5	5
Cash	8	—	—	8
Other investments:
Other investments	—	—	7	7
Total	$133	$23	$12	$168

Expected future benefit payments

Other defined benefit plans
Pension
Expected future benefit payments	Benefits
(millions)
2015	$5
2016	6
2017	6
2018	6
2019	6
2019-2023	32